Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 501	$ 78,253	$ 371,132
Accounts Receivable (less allowance for doubtful accounts of $25,200 at June 30, 2013 and December 31, 2012)	32,783	400,419	73,312
Prepaid expenses and other current assets	758,103	275,371	346,787
Inventory	621,458	669,745	539,124
Deferred debt discount	820,750	1,090,750	0
Total current assets	2,233,595	2,514,538	1,330,355
Other assets	194,434	0
Intangible assets, net	26,311	30,713	33,025
Property and equipment, net	88,888	121,587	247,858
Total assets	2,543,228	2,666,838	1,611,238
Current liabilities
Accounts payable	1,025,278	1,268,947	889,481
Borrowings under line of credit, net of debt discount	521,067	166,513	0
Customer deposits	94,608	127,239	112,218
Accrued payroll	359,656	78,445	51,635
Deferred revenue	186,738	126,043	0
Accrued warranty costs	140,074	140,074	135,606
Accrued liabilities	434,726	418,069	211,986
Current portion of long term debt	11,975	11,688	11,072
Derivative liability	317,614	0
Total current liabilities	3,091,736	2,337,018	1,411,998
Commitments and Contingencies (Note 9)
Long term liabilities
Long term debt	22,618	27,951	39,638
Total long term liabilities	22,618	27,951	39,638
Total liabilities	3,114,354	2,364,969	1,451,636
Stockholders' (deficit)/equity
Preferred stock, 5,000,000 shares authorized, $0.0001 par value; none issued or outstanding at June 30, 2013 or December 31, 2012	0	0	0
Common stock, 500,000,000 shares authorized, $0.002 par value; 12,973,694 and 12,406,633 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	25,947	24,813	23,709
Additional paid-in capital	25,192,255	24,038,807	20,407,748
Deficit accumulated	(25,789,328)	(23,761,751)	(20,271,855)
Total stockholders' (deficit)/equity	(571,126)	301,869	159,602
Total liabilities and stockholders'(deficit)/ equity	$ 2,543,228	$ 2,666,838	$ 1,611,238